Leases - Summary Of Maturity Of The Lease Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Up to 1 month
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 60,516	$ 69,633
Over 1 month and up to 3 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	105,346	126,067
Over 3 months and up to 6 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	144,584	163,216
Over 6 months and up to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	244,990	268,776
Total up to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	555,436	627,692
Over 12 months and up to 24 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	369,565	377,839
Over 24 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	495,171	768,829
Total over 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 864,736	$ 1,146,668